Document and Entity Information		12 Months Ended
	Feb. 09, 2021	Mar. 31, 2020
DEI [Abstract]
Title of 12(b) Security	Ordinary Shares, $0.001 par value	Ordinary Shares, $0.001 par value
Entity Incorporation, State or Country Code	L2
Entity Registrant Name	STERIS plc
Entity Central Index Key	0001757898
Document Type	8-K
Document Period End Date	Feb. 09, 2021
Entity File Number	001-38848
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Tax Identification Number	98-1455064
Entity Address, Address Line One	70 Sir John Rogerson's Quay,
Entity Address, City or Town	Dublin 2,
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 R296
Trading Symbol	STE
Security Exchange Name	NYSE
City Area Code	353
Local Phone Number	1232 2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false